Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	18 Months Ended	22 Months Ended	29 Months Ended	34 Months Ended	38 Months Ended	43 Months Ended	54 Months Ended	60 Months Ended	65 Months Ended	74 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	89 Months Ended	92 Months Ended		105 Months Ended	117 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Without Sales Load [Member] | C000191729
Average Annual Return [Line Items]
Average Annual Return, Percent		9.45%								5.59%							5.00%
Without Sales Load [Member] | C000194565
Average Annual Return [Line Items]
Average Annual Return, Percent		6.15%								3.60%							4.04%
Without Sales Load [Member] | C000232992
Average Annual Return [Line Items]
Average Annual Return, Percent		5.34%						3.99%
Without Sales Load [Member] | C000191727
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%								5.84%								4.83%
Without Sales Load [Member] | C000245668
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%		11.74%
Without Sales Load [Member] | C000138373
Average Annual Return [Line Items]
Average Annual Return, Percent		8.17%								4.61%									4.81%
Without Sales Load [Member] | C000261436
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%
Without Sales Load [Member] | C000237217
Average Annual Return [Line Items]
Average Annual Return, Percent		17.65%				28.89%
Without Sales Load [Member] | C000211086
Average Annual Return [Line Items]
Average Annual Return, Percent		13.56%								14.86%		16.30%
Without Sales Load [Member] | C000237218
Average Annual Return [Line Items]
Average Annual Return, Percent		9.69%				14.11%
Without Sales Load [Member] | C000238398
Average Annual Return [Line Items]
Average Annual Return, Percent		0.67%				5.82%
Without Sales Load [Member] | C000223768
Average Annual Return [Line Items]
Average Annual Return, Percent		7.25%							7.21%
Without Sales Load [Member] | C000152993
Average Annual Return [Line Items]
Average Annual Return, Percent		16.76%								8.58%										7.01%
Without Sales Load [Member] | C000217052
Average Annual Return [Line Items]
Average Annual Return, Percent		16.13%								13.51%	18.33%
Without Sales Load [Member] | C000196640
Average Annual Return [Line Items]
Average Annual Return, Percent		10.27%								13.95%						13.31%
Without Sales Load [Member] | C000152991
Average Annual Return [Line Items]
Average Annual Return, Percent		8.87%								12.42%										10.81%
Without Sales Load [Member] | C000196639
Average Annual Return [Line Items]
Average Annual Return, Percent		20.43%								7.22%				7.74%
Without Sales Load [Member] | C000196638
Average Annual Return [Line Items]
Average Annual Return, Percent		6.97%								8.35%					7.24%
Without Sales Load [Member] | C000196637
Average Annual Return [Line Items]
Average Annual Return, Percent		18.80%								3.65%				5.52%
Without Sales Load [Member] | C000241385
Average Annual Return [Line Items]
Average Annual Return, Percent		14.82%			23.16%
Without Sales Load [Member] | C000210444
Average Annual Return [Line Items]
Average Annual Return, Percent		14.70%								14.79%			15.83%
Without Sales Load [Member] | C000236536
Average Annual Return [Line Items]
Average Annual Return, Percent		12.71%					18.07%
Without Sales Load [Member] | C000247939
Average Annual Return [Line Items]
Average Annual Return, Percent		3.23%	7.95%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%								(0.17%)							1.91%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%								(0.17%)							1.91%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%						0.67%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%								(0.17%)								1.91%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%		8.46%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%								(0.17%)									2.12%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%				22.25%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%								14.74%		15.52%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%				22.25%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.06%				21.37%
S&P Composite 1500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.06%							13.01%
FTSE Developed ex US Net Tax (US RIC) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.09%								10.40%										7.94%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.68%								17.52%	17.52%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%								14.34%						14.43%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%								14.34%										14.03%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%								5.21%				5.81%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.87%								10.15%					7.87%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%								5.21%				5.81%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.45%			22.48%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.45%								14.45%			15.78%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%					18.97%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.68%	18.01%
Solactive USD High Yield Corporates Total Market High Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.53%								5.68%							5.01%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%								4.74%							4.64%
Solactive USD High Yield Corporates Total Market Low Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%								3.71%							4.09%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%								4.74%							4.64%
Adaptive Wealth Strategies Risk Managed High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.74%						4.30%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%						4.94%
Solactive USD High Yield Corporates Total Market 0-5 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%								5.89%								4.90%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%								4.74%								4.60%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.21%		11.85%
Solactive USD High Yield Corporates Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%								4.74%									5.00%
iBoxx USD Liquid High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.44%								4.83%									5.08%
S&P 500® Diversified Sector Weight Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.91%
S&P 500® Growth Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.83%				29.08%
S&P 500® Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.67%								14.98%		16.41%
S&P 500® Value Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.86%				14.30%
S&P High Yield Dividend Aristocrats Screened® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.75%				5.95%
S&P MidCap 400® Scored & Screened Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.46%							7.39%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.86%							7.36%
FTSE Developed ex US Comprehensive Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.28%								9.01%										7.51%
MSCI Kokusai Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.85%								13.19%	17.98%
Russell 1000® 2Qual/Val 5% Capped Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.42%								14.18%						13.54%
Russell 1000® Comprehensive Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.00%								12.58%										10.97%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Average Annual Return [Line Items]
Average Annual Return, Percent		20.05%								7.63%				8.07%
MSCI EAFE Selection Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.98%								8.32%					7.20%
MSCI Global Climate 500 Emerging Markets Selection Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.99%								4.05%				5.92%
MSCI Emerging Markets ESG Leaders Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.96%								4.56%				6.53%
MSCI USA Climate Action Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.93%			23.21%
MSCI USA Selection Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.81%								14.89%			15.92%
Solactive ISS ESG United States Net Zero Pathway Enhanced Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.81%					18.15%
S&P Global Natural Resources Net TR index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.64%	9.75%